Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	4.06529%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$602,892.95

Principal:
Principal Collections	$11,376,624.21
Prepayments in Full	$4,146,888.14
Liquidation Proceeds	$62,108.34
Recoveries	$71,170.50
Sub Total	$15,656,791.19
Collections	$16,259,684.14

Purchase Amounts:
Purchase Amounts Related to Principal	$218,150.33
Purchase Amounts Related to Interest	$398.86
Sub Total	$218,549.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,478,233.33

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,478,233.33
Servicing Fee	$232,244.99	$232,244.99	$0.00	$0.00	$16,245,988.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,245,988.34
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,245,988.34
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,245,988.34
Interest - Class A-3 Notes	$54,669.38	$54,669.38	$0.00	$0.00	$16,191,318.96
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$15,980,643.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,980,643.38
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$15,910,566.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,910,566.38
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$15,861,216.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,861,216.38
Regular Principal Payment	$14,306,278.26	$14,306,278.26	$0.00	$0.00	$1,554,938.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,554,938.12
Residual Released to Depositor	$0.00	$1,554,938.12	$0.00	$0.00	$0.00
Total		$16,478,233.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,306,278.26
Total					$14,306,278.26

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,306,278.26	$33.08	$54,669.38	$0.13	$14,360,947.64	$33.21
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$14,306,278.26	$10.87	$384,771.96	$0.29	$14,691,050.22	$11.16

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$35,081,952.94	0.0811200	$20,775,674.68	0.0480396
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$231,871,952.94	0.1762092	$217,565,674.68	0.1653373

Pool Information
Weighted Average APR	2.645%	2.649%
Weighted Average Remaining Term	27.69	26.90
Number of Receivables Outstanding	20,303	19,807
Pool Balance	$278,693,992.27	$262,781,191.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$259,080,565.89	$244,535,595.63
Pool Factor	0.1956023	0.1844338

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$18,245,596.20
Targeted Overcollateralization Amount	$45,215,517.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,215,517.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$109,029.42
(Recoveries)		68	$71,170.50
Net Loss for Current Collection Period			$37,858.92
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1630%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7683%
Second Prior Collection Period			0.4828%
Prior Collection Period			-0.0346%
Current Collection Period			0.1678%
Four Month Average (Current and Prior Three Collection Periods)			0.3461%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,578	$7,349,966.35
(Cumulative Recoveries)			$2,049,947.74
Cumulative Net Loss for All Collection Periods			$5,300,018.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3720%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,851.03
Average Net Loss for Receivables that have experienced a Realized Loss			$2,055.86
It has come to our attention that Recoveries on a small number of charged-off Receivables in prior periods may have been applied twice due to a systems issue. As a result, the deal may have received more recovery related cash than expected and Cumulative Net Loss and the Ratio of Cumulative Net Loss stated above may be understated, although our preliminary information indicates that any such understatement would not be material. We will provide further information about this issue following completion of a full review of the issue.
	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	200	$3,711,170.12
61-90 Days Delinquent	0.23%	32	$597,323.91
91-120 Days Delinquent	0.08%	7	$201,390.23
Over 120 Days Delinquent	0.10%	12	$262,195.96
Total Delinquent Receivables	1.82%	251	$4,772,080.22

Repossession Inventory:
Repossessed in the Current Collection Period		8	$174,182.11
Total Repossessed Inventory		13	$302,071.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1626%
Prior Collection Period			0.2315%
Current Collection Period			0.2575%
Three Month Average			0.2172%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4037%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2022
Payment Date	12/15/2022
Transaction Month	37

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$975,357.09
2 Months Extended	83	$1,509,666.50
3+ Months Extended	10	$229,639.09

Total Receivables Extended	148	$2,714,662.68

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer